                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Russell Trust Company
Address:  909 A Street
          Tacoma, WA 98402

Form 13F File Number: 28-01096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Rick Chase
Title:  Director, Fund Administration
Phone:  (253) 439-2946

/s/ Rick Chase                         Tacoma, WA             August 14, 2009
----------------------------  ---------------------------  ---------------------
[Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT

[X]  13F NOTICE

[_]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     ----------------------------------

28-01190                 Frank Russell Company